Note 12 - Derivatives and Fair Value Disclosures - Fair Value of Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivatives	$ 518,644	$ (101,188)
Fair Value, Inputs, Level 1 [Member]
Derivatives
Fair Value, Inputs, Level 2 [Member]
Derivatives	518,644	(101,188)
Fair Value, Inputs, Level 3 [Member]
Derivatives
Interest Rate Swap 1 [Member]
Derivatives	645,169	263,635
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	645,169	263,635
Interest Rate Swap 1 [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives
Interest Rate Swap 2 [Member]
Derivatives	(126,525)	(364,823)
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	(126,525)	(364,823)
Interest Rate Swap 2 [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives